Composition of Certain Balance Sheet Accounts (Tables)	9 Months Ended
Jun. 30, 2020
Composition of Certain Balance Sheet Accounts Disclosure [Abstract]
Summary of Allowance for Doubtful Accounts

Allowance for doubtful accounts consisted of the following (in thousands):

	Nine Months Ended June 30,
	2020	2019
Beginning balance	$904	$1,230
Provision	522	284
Acquisition	35	—
Bad debt write-offs	(119)	(709)

Ending balance	$1,342	$805